CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
37.01% ASSET BACKED BONDS
5.64% AUTOMOTIVE
Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	$500,000	$469,122
Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	70,011	70,062
Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	110,000	110,976
Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240% 144A	100,000	102,334
Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	774,010	775,014
Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,016,489
Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	444,920
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	234,371	232,363
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	21,866	21,563
Carvana Auto Receivables Trust 03/10/2028 1.070%	39,871	39,284
Carvana Auto Receivables Trust 03/10/2028 0.970%	24,562	24,431
Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,004,710
CPS Auto Trust 10/15/2029 7.140% 144A	828,527	834,225
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	323,941
DT Auto Owner Trust 12/15/2027 3.400% 144A	62,394	62,375
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	764,908
Exeter Automobile Receivables Trust 06/15/2028 3.020%	140,088	139,912
Exeter Automobile Receivables Trust 07/17/2028 4.560%	183,072	183,154
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	499,403
Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,104,834	1,106,558
GLS Auto Receivables Trust 04/17/2028 6.150% 144A	478,204	480,081
The Huntington National Bank 02/20/2034 12.259%^ 144A	395,246	395,239
(United States 30 Day Average SOFR + 8.650%)
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	245,271	246,319
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	92,567	93,738
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	121,502	122,066
Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	633,432	634,271
Space Coast Credit Union 11/15/2028 4.670% 144A	231,975	232,198
Switch ABS Issuer LLC 06/25/2054 6.200% 144A	450,000	438,524
Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	819,812	549,274
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	630,000	441,000
Tricolor Auto Securitization¬Trust 06/15/2028 13.450% 144A	400,000	168,000
United Auto Credit Securitization¬Trust 11/10/2028 5.000% 144A	130,899	130,932
United Auto Credit Securitization¬Trust 04/10/2029 10.000% 144A	400,000	165,748
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	679,442	685,536
		14,008,670
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
4.89% MISCELLANEOUS
Aqua Finance Trust 07/17/2046 1.900% 144A	$118,949	$111,666
Atlas Senior Loan Fund 04/22/2031 5.525% 144A	312,522	312,054
Benefit Street Partners CLO Ltd. 07/15/2037 4.933%^ 144A	611,000	610,389
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 5.537% 144A	480,000	480,240
Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	274,746	218,999
CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	909,454
Crossroads Asset Trust 08/20/2032 8.320% 144A	225,000	229,467
Crossroads Asset Trusts 08/20/2030 5.900% 144A	72,032	72,460
Golub Capital Partners Static Ltd. 04/25/2034 5.567%^ 144A	900,000	898,020
(CME Term SOFR 3 Month + 1.900%)
Harvest SBA Loan Trust 06/25/2047 6.050% 144A	192,742	192,742
NGC Ltd. 04/20/2038 4.875%^ 144A	782,222	782,379
(CME Term SOFR 3 Month + 1.200%)
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	450,242
Polus Capital Management 10/20/2037 4.925%^ 144A	663,158	663,224
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 5.737% 144A	450,000	452,520
Shackleton 2017-XI CLO¬Ltd. 08/15/2030 6.063% 144A	141,843	141,687
SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	141,983	142,170
Sound Point CLO V-R Ltd. 07/18/2031 5.687% 144A	470,000	471,410
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	19,164	19,116
Venture CDO Ltd. 10/20/2034 5.125%^ 144A	440,000	437,360
(CME Term SOFR 3 Month + 1.450%)
Venture CDO Ltd. 07/15/2032 5.885% 144A	900,000	903,870
Voya CLO Ltd. 10/15/2037 4.953%^ 144A	1,125,000	1,124,888
(CME Term SOFR 3 Month + 1.200%)
Voya CLO Ltd. 10/18/2031 5.636% 144A	737,436	738,542
Zais CLO 11 Ltd. 01/20/2032 5.465%^ 144A	470,000	471,081
(CME Term SOFR 3 Month + 1.790%)
Zais CLO 15 Ltd. 07/28/2037 4.920%^ 144A	1,300,000	1,299,610
(CME Term SOFR 3 Month + 1.250%)
		12,133,590
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
26.48% MORTGAGE BACKED
Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	$675,000	$683,734
Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	337,500	331,932
Brean Asset Backed Securities Trust 05/25/2066 4.250% 144A	450,000	329,209
Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	491,533	429,079
COMM Mortgage Trust 09/15/2033 6.098% 144A	55,000	16,850
Connecticut Avenue Securities Trust 10/25/2041 6.728%^ 144A	1,700,000	1,711,058
(United States 30 Day Average SOFR + 3.100%)
Connecticut Avenue Securities Trust 02/25/2044 5.428%^ 144A	900,000	906,740
(United States 30 Day Average SOFR + 1.800%)
Connecticut Avenue Securities Trust 03/25/2042 7.128%^ 144A	3,000,000	3,051,906
(United States 30 Day Average SOFR + 3.500%)
Connecticut Avenue Securities Trust 05/25/2044 5.278%^ 144A	867,789	870,500
(United States 30 Day Average SOFR + 1.650%)
Connecticut Avenue Securities Trust 07/25/2044 5.328%^ 144A	636,288	637,278
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Bank 04/20/2029 4.000%	5,000,000	4,972,145
Federal Home Loan Mortgage Corp. 01/25/2034 5.278%^ 144A	12,567	12,582
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.028%^ 144A	100,000	101,239
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.128%^ 144A	1,250,000	1,260,550
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2042 5.478%^ 144A	650,000	653,390
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 01/25/2051 5.428%^ 144A	278,313	279,342
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.128%^ 144A	690,122	690,921
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 10/25/2044 5.078%^ 144A	108,840	108,840
(United States 30 Day Average SOFR + 1.450%)
Federal Home Loan Mortgage Corp. 11/25/2041 5.428%^ 144A	477,000	478,016
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2041 7.278%^ 144A	450,444	454,743
(United States 30 Day Average SOFR + 3.650%)
Federal Home Loan Mortgage Corp. 11/25/2043 5.478%^ 144A	1,986,499	1,996,170
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.978%^ 144A	1,800,000	1,870,751
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 12/25/2041 10.628%^ 144A	1,400,000	1,436,355
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.028%^ 144A	$1,400,000	$1,412,272
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 02/25/2045 4.778%^ 144A	283,283	283,328
(United States 30 Day Average SOFR + 1.150%)
Federal Home Loan Mortgage Corp. 03/25/2042 7.128%^ 144A	498,899	507,528
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 8.878%^ 144A	475,000	488,654
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 5.730%^ 144A	451,796	456,936
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2042 6.528%^ 144A	1,386,000	1,406,265
(United States 30 Day Average SOFR + 2.900%)
Federal Home Loan Mortgage Corp. 04/25/2042 7.978%^ 144A	800,000	821,248
(United States 30 Day Average SOFR + 4.350%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.878%^ 144A	1,200,000	1,244,119
(United States 30 Day Average SOFR + 3.250%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	154,119	1,292
Federal Home Loan Mortgage Corp. 05/25/2042 5.828%^ 144A	560,922	563,727
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 8.878%^ 144A	800,000	829,504
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 05/25/2043 5.628%^ 144A	227,432	228,788
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.128%^ 144A	900,000	936,048
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.328%^ 144A	900,000	903,878
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 05/25/2045 4.828%^ 144A	195,505	195,563
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 06/25/2042 10.378%^ 144A	1,000,000	1,055,494
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 5.628%^ 144A	237,182	237,329
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.978%^ 144A	2,250,000	2,310,682
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 08/25/2044 5.428%^ 144A	2,180,000	2,190,052
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 08/25/2044 4.878%^ 144A	990,000	993,968
(United States 30 Day Average SOFR + 1.250%)
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
Federal Home Loan Mortgage Corp. 09/25/2042 5.778%^ 144A	$74,249	$74,389
(United States 30 Day Average SOFR + 2.150%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.328%^ 144A	2,000,000	2,063,130
(United States 30 Day Average SOFR + 3.700%)
Federal National Mortgage Assoc. 01/25/2031 7.992%	534,000	569,886
Federal National Mortgage Assoc. 01/25/2043 5.928%^ 144A	228,183	231,171
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.178%^ 144A	126,784	126,861
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.128%^ 144A	193,076	193,193
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	17,022,264	30,419
Federal National Mortgage Assoc. 12/25/2032 2.000%	47,343	44,315
Federal National Mortgage Assoc. 12/25/2041 5.528%^ 144A	250,000	250,610
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.278%^ 144A	949,123	952,076
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.028%^ 144A	970,867	984,678
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	12,302,322	36,661
Federal National Mortgage Assoc. 02/25/2047 0.114%	12,154,294	28,660
Federal National Mortgage Assoc. 04/25/2042 6.628%^ 144A	989,237	1,000,786
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 04/25/2043 6.128%^ 144A	182,694	183,838
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 6.378%^ 144A	315,188	318,184
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 6.578%^ 144A	318,919	322,353
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 5.528%^ 144A	141,729	142,347
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 7.228%^ 144A	2,110,000	2,165,622
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.178%^ 144A	803,173	811,348
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 5.328%^ 144A	94,550	94,726
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	283,752	39,606
Federal National Mortgage Assoc. 09/25/2042 6.128%^ 144A	133,034	134,002
(United States 30 Day Average SOFR + 2.500%)
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
Federal National Mortgage Association 01/25/2044 5.428%^ 144A	$900,000	$905,596
(United States 30 Day Average SOFR + 1.800%)
Federal National Mortgage Association 12/25/2041 6.778%^ 144A	1,600,000	1,612,462
(United States 30 Day Average SOFR + 3.150%)
Federal National Mortgage Association 12/25/2041 9.628%^ 144A	900,000	919,269
(United States 30 Day Average SOFR + 6.000%)
Federal National Mortgage Association 02/25/2037 1.500%	6,820,375	352,654
Federal National Mortgage Association 03/25/2045 5.878%^ 144A	900,000	909,509
(United States 30 Day Average SOFR + 2.250%)
Federal National Mortgage Association 04/25/2043 7.528%^ 144A	1,900,000	1,982,635
(United States 30 Day Average SOFR + 3.900%)
Federal National Mortgage Association 06/25/2042 8.278%^ 144A	850,000	879,257
(United States 30 Day Average SOFR + 4.650%)
Federal National Mortgage Association 07/25/2045 5.228%^ 144A	450,000	451,106
(United States 30 Day Average SOFR + 1.600%)
Finance of America Structured Securities Trust 03/25/2056 3.500% 144A	887,038	856,502
Finance of America Structured Securities Trust 06/25/2056 4.500% 144A	900,000	880,143
Government National Mortgage Assoc. 10/20/2052 5.000%	592,873	590,886
Government National Mortgage Assoc. 11/20/2051 3.000%	6,832,150	1,236,052
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	54,751	54,856
GS Mortgage-Backed Securities Trust 10/25/2055 5.178%^ 144A	176,326	176,995
(United States 30 Day Average SOFR + 1.550%)
MOO Securitization Trust 12/25/2065 4.500% 144A	81,000	77,886
Multifamily Structured Credit Risk 11/25/2045 5.378%^ 144A	399,017	398,973
(United States 30 Day Average SOFR + 1.750%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	103,036	102,085
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	704,437	582,262
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	169,146	168,742
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	50,555	49,973
Velocity Commercial Capital 11/25/2053 7.670% 144A	81,636	83,025
Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 4.483%	300,146	291,527
Winston Salem, NC Limited Obligation 01/20/2046 3.773% 144A	101,562	97,018
X-Caliber Funding LLC 11/01/2024 6.880%^ 144A	459,016	457,813
(CME Term SOFR 1 Month + 3.250%)
X-Caliber Funding LLC 09/15/2028 12.000% 144A	450,000	449,153
		65,715,245
37.01% TOTAL ASSET BACKED BONDS		91,857,505
(Cost: $88,495,376)
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
22.15% CORPORATE BONDS
0.94% COMMUNICATIONS
AT&T Mobility II LLC 03/01/2031 8.750%	$500,000	$571,380
Bellsouth Telecommunications 06/01/2028 6.375%	500,000	512,404
CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	225,000	220,110
Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,026,016
		2,329,910
3.91% CONSUMER DISCRETIONARY
AutoNation, Inc. 03/01/2032 3.850%	1,000,000	934,243
AutoNation, Inc. 08/01/2031 2.400%	1,000,000	880,283
BorgWarner, Inc. 02/15/2029 7.125%	400,000	420,545
Ford Holdings LLC 03/01/2030 9.300%	810,000	902,623
General Motors Financial Co. 01/12/2032 3.100%	1,000,000	905,249
General Motors Financial Co. 01/08/2031 2.350%	250,000	223,580
Hasbro, Inc. 07/15/2028 6.600%	700,000	721,727
Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	482,719
Lear Corp. 05/30/2030 3.500%	1,000,000	950,617
Lowe's Companies, Inc. 04/01/2052 4.250%	500,000	391,546
MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	949,982
Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	931,338
Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,001,486
		9,695,938
0.78% CONSUMER STAPLES
Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	934,169
Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	917,560
Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	99,918
		1,951,647
4.36% ENERGY
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	470,685
APA Corporation 12/15/2029 7.750%	133,000	144,522
Enbridge Energy LP 10/01/2028 7.125%	500,000	523,078
Energen Corp. 02/15/2028 7.125%	475,000	488,573
Energy Transfer LP Perpetual 6.625%	400,000	403,208
EQT Corporation 04/01/2029 6.375%	880,000	900,893
Helmerich & Payne, Inc. 12/01/2029 4.850%	900,000	899,300
HF Sinclair Corp. 02/01/2028 5.000%	400,000	399,136
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
MPLX LP 02/15/2031 4.800%	$450,000	$448,164
Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,046,256
ONEOK, Inc. 09/01/2029 3.400%	1,000,000	961,179
Phillips 66 Partners LP 03/01/2028 3.750%	549,000	535,372
Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,038,004
Plains All American Pipeline LP 09/15/2030 3.800%	250,000	239,881
Targa Resources Partners LP 03/01/2030 5.500%	500,000	504,052
TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	914,504
Valero Energy Corp. 12/01/2031 2.800%	1,000,000	901,903
		10,818,710
4.58% FINANCIALS
Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,113,738
American Express Co. Perpetual 3.550%	500,000	497,821
ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,776,626
Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	970,357
Banco Santander SA 12/03/2030 2.749%	250,000	226,740
Banco Santander SA 03/24/2028 4.175%	200,000	199,447
Bank of America Corp. Perpetual 4.375%	625,000	622,714
Barclays plc 05/16/2029 4.972%	250,000	251,009
BGC Group, Inc. 04/02/2030 6.150%	900,000	918,369
Charles Schwab Corp. Perpetual 5.000%	500,000	499,596
Citigroup, Inc. 03/31/2031 4.412%	250,000	246,407
Factset Research Systems 03/01/2027 2.900%	250,000	246,785
Fidelity National Financial, Inc. 06/15/2030 3.400%	1,080,000	1,017,354
First Citizens Bancshare Perpetual 7.898%	500,000	500,425
The Goldman Sachs Group, Inc. Perpetual 4.125%	500,000	497,614
MSCI, Inc. 09/01/2030 3.625% 144A	100,000	94,599
NatWest Group plc 05/18/2029 4.892%	500,000	501,354
Transamerica Capital II 12/01/2026 7.650% 144A	675,000	679,243
Truist Financial Corp. Perpetual 5.100%	500,000	499,209
		11,359,407
0.04% HEALTH CARE
PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	90,000	89,941
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2026 (unaudited)
	Principle	Value
3.99% INDUSTRIALS
Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	$500,000	$474,420
CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	992,356
FedEx Corp. 10/17/2048 4.950%	1,000,000	894,422
Flowserve Corp. 01/15/2032 2.800%	1,000,000	887,119
Fortune Brands Innovation 03/25/2032 4.000%	500,000	473,606
Fortune Brands Innovation 03/25/2052 4.500%	500,000	404,604
Hubbell, Inc. 08/15/2027 3.150%	600,000	591,608
Masco Corp. 08/15/2032 6.500%	1,000,000	1,062,471
MasTec, Inc. 08/15/2029 6.625% 144A	450,000	450,000
Oshkosh Corp. 03/01/2030 3.100%	1,000,000	940,369
Owens Corning 06/01/2030 3.875%	1,000,000	967,264
Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	930,272
Timken Co. 12/15/2028 4.500%	500,000	497,528
Timken Co. 05/08/2028 6.875%	320,000	330,266
		9,896,305
0.88% INFORMATION TECHNOLOGY
Avnet, Inc. 06/01/2032 5.500%	1,000,000	1,011,498
Ciena Corp. 01/31/2030 4.000% 144A	100,000	95,447
Corning, Inc. 03/15/2037 4.700%	200,000	191,535
Qorvo, Inc. 04/01/2031 3.375% 144A	987,000	901,529
		2,200,009
0.66% MATERIALS
Albemarle Corp. 06/01/2032 5.050%	500,000	497,828
Celanese US Holdings LLC 07/15/2032 7.379%	225,000	236,647
Domtar Corp. 10/01/2028 6.750% 144A	100,000	69,247
Westrock MWV LLC 02/15/2031 7.950%	750,000	840,805
		1,644,527
	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Principle	Value
0.43%	REAL ESTATE
	Crown Castle, Inc. 03/15/2027 2.900%	$250,000	$247,271
	EPR Properties 04/15/2028 4.950%	360,000	359,963
	Weyerhaeuser Co. 03/09/2033 3.375%	500,000	452,512
			1,059,746
1.58%	UTILITIES
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	1,000,000	928,012
	Eversource Energy 03/01/2032 3.375%	1,000,000	919,778
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,120,776
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	958,849
			3,927,415
22.15% TOTAL CORPORATE BONDS			54,973,555
	(Cost: $61,250,767)
38.44% TREASURY NOTES
	US Treasury 01/31/2029 4.000%	4,750,000	4,729,589
	US Treasury 11/15/2027 4.125%	2,000,000	1,998,750
	US Treasury 11/15/2031 1.375%	3,028,000	2,614,963
	US Treasury 11/15/2032 4.125%	4,000,000	3,964,064
	US Treasury 11/15/2033 4.500%	2,000,000	2,020,078
	US Treasury 11/15/2053 4.750%	4,000,000	3,869,688
	US Treasury 02/15/2032 1.875%	4,500,000	3,969,666
	US Treasury 02/15/2034 4.000%	5,030,000	4,914,074
	US Treasury 02/15/2042 2.375%	15,000,000	10,939,455
	US Treasury 02/15/2043 3.875%	5,000,000	4,430,275
	US Treasury 02/15/2044 4.500%	3,800,000	3,618,907
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	US Treasury 02/15/2055 2.375%	9,759,398	8,977,621
	US Treasury 02/29/2032 4.125%	4,100,000	4,075,015
	US Treasury 03/31/2032 4.125%	5,000,000	4,967,775
	US Treasury 05/15/2033 3.375%	3,000,000	2,833,476
	US Treasury 05/15/2042 3.250%	4,000,000	3,293,436
	US Treasury 05/15/2043 3.875%	5,000,000	4,419,335
	US Treasury 08/15/2033 3.875%	3,000,000	2,917,266
	US Treasury 08/15/2034 3.875%	9,830,000	9,494,777
	US Treasury 08/15/2044 4.125%	745,000	673,759
	US Treasury 08/15/2053 4.125%	5,000,000	4,367,580
	US Treasury 08/31/2029 3.625%	2,350,000	2,312,362
	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
			Value
38.44%	TOTAL TREASURY NOTES		$95,401,911
	(Cost: $100,140,734)
1.19%	MONEY MARKET FUND	Shares
	Federated Government Obligations Fund 3.50% (B)	2,938,871	2,938,871
	(Cost: $2,938,871)
98.79%	TOTAL INVESTMENTS		245,171,842
	(Cost: $252,825,748)
1.21%	Other assets, net of liabilities		2,996,536
100.00%	NET ASSETS		$248,168,378

^Rate is determined periodically. Rate shown is the rate as of June 30, 2026

(A)Effective 7 day yield as of June 30,2026

See Notes to Schedule of Investments.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $88,104,602 and is 35.50% of the Fund's net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Futures Contracts

June 30, 2026 (unaudited)

					Unrealized
					Appreciation
Number of Contracts	Description	Expiration Date	Notional Value	Market Value	(Depreciation)
227	2-Year Treasury Note	9/30/2026	$4,686,873,994	$4,679,214,832	$(76,592)
168	5-Year Treasury Note	9/30/2026	1,798,739,376	1,798,133,198	(6,062)
(0.03%) TOTAL FUTURES CONTRACTS			$6,485,613,370	$6,477,348,031	$(82,653)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

			Level 2	Level 3
			Other	Significant
	Level 1		Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
Assets
Asset Backed Bonds		$-	$91,857,505	$-	$91,857,505
Corporate Bonds		-	54,973,555	-	54,973,555
Treasury Notes		-	95,401,911	-	95,401,911
Money Market Fund		2,938,871	-	-	2,938,871
		$2,938,871	$242,232,971	$-	$245,171,842
Other Financial
Instruments:
Futures Contracts*		$-	$(82,653)	$-	$(82,653)
		$-	$(82,653)	$-	$(82,653)

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $252,825,748, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$911,986
Gross unrealized depreciation	(8,565,892)
Net unrealized appreciation (depreciation)	$(7,653,906)